Warrants - warrants were issued but not exercised (Details)	1 Months Ended
Dec. 31, 2021 shares
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued but not exercised	21,265,146
Public Warrants
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued but not exercised	15,265,146
Mudrick Warrants
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued but not exercised	4,000,000
MWC Options
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued but not exercised	2,000,000